Structured entities - Conduits (Details) $ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($) conduit	Dec. 31, 2022 USD ($)
Disclosure of information about consolidated structured entities [line items]
Number of conduit types | conduit	2
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	$ 1.0	$ 1.3
Commercial paper held by HSBC	1.3	1.5
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	$ 6.1	$ 6.2